Significant Accounting Policies - Reclassifications in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	$ (12,482)	$ (39,857)	$ (98,713)
Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	11,918	36,661	92,955
Amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	4,028	4,017	4,016
Accelerated amortization of deferred realized losses on cash flow hedges | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	7,706
Reclassification of unrealized losses to earnings | Reclassification out of accumulated other comprehensive income
Reclassifications in Other Comprehensive Income/(Loss)
Net unrealized and realized losses on derivatives	$ 184	$ 32,644	$ 88,939